Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 16, 2025
Registrant Name	dei_EntityRegistrantName	J.P. Morgan Exchange-Traded Fund Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001485894
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 16, 2025
Document Effective Date	dei_DocumentEffectiveDate	Apr. 16, 2025
Prospectus Date	rr_ProspectusDate	Feb. 21, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A